NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2020
NON-CURRENT ASSETS
Disclosure Of Noncurrent Assets Explanatory
6. NON-CURRENT ASSETS
Construction Funds In Escrow
On November 19, 2019, Granite acquired a developed property located at 1301 Chalk Hill Road, Dallas, Texas which had outstanding construction work. Consequently, $20.5 million (US$15.5 million) of the purchase price was placed in escrow to pay for the remaining construction costs. The funds are released from escrow as the construction is completed. As at December 31, 2020, $8.4 million (US$6.6 million) remained in escrow (2019 — $16.8 million (US$12.9 million)). As construction is completed, the construction costs are capitalized to the cost of the investment property. During the year ended December 31, 2020, $8.6 million (US$6.3 million) was released from escrow and capitalized to the property (note 4) (2019 — $3.7 million (US$2.6 million)).

Other Assets

As at December 31,	2020	2019
Deferred financing costs associated with the revolving credit facility	$599	$885
Long-term receivables	349	388
	$948	$1,273